Shareholder Report, Holdings (Details)	May 31, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	101.70%
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	(5.30%)
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	103.80%
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Options Written [Member]
Holdings [Line Items]
Percent of Total Investments	(7.20%)
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Cash & Othe [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Kurv Yield Premium Strategy Apple (AAPL) ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	88.90%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Options Written [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)
Kurv Yield Premium Strategy Apple (AAPL) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
Kurv Yield Premium Strategy Google (GOOGL) ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	87.90%
Kurv Yield Premium Strategy Google (GOOGL) ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Kurv Yield Premium Strategy Google (GOOGL) ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Kurv Yield Premium Strategy Google (GOOGL) ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
Kurv Yield Premium Strategy Google (GOOGL) ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Kurv Yield Premium Strategy Google (GOOGL) ETF | Options Written [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
Kurv Yield Premium Strategy Google (GOOGL) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	100.70%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	(4.20%)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	103.40%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Options Written [Member]
Holdings [Line Items]
Percent of Total Investments	(4.20%)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Options Written [Member]
Holdings [Line Items]
Percent of Total Investments	(5.40%)
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
Kurv Yield Premium Strategy Tesla (TSLA) ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	103.80%
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Money Market Fundsl [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tesla, Inc.l [Member]
Holdings [Line Items]
Percent of Total Investments	(8.10%)
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	105.80%
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Options Written [Member]
Holdings [Line Items]
Percent of Total Investments	(12.80%)
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%